Income Taxes (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2016 CNY (¥)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 8,469	$ 8,278
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Increase in Unrecognized Tax Benefits is Reasonably Possible	162
Unrecognized Tax Benefits	1,842	2,027	$ 1,490	$ 728
Income Tax Examination Expenses	397
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,842	2,027	1,490
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	2,338	(728)	(1,524)
Unrecognized Tax Benefits, Interest on Income Taxes Expense	164	91
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	376	212
Discontinued Operations [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	0	$ 0	$ 0
Minimum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	985
Maximum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	1,969
Sinovac Beijing [Member]
Operating Loss Carryforward [Abstract]
Undistributed Earnings of Domestic Subsidiaries	26,942
PRC Subsidiaries [Member]
Operating Loss Carryforward [Abstract]
Operating Loss Carryforwards	$ 24,141									¥ 168
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	10 years
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Operating Loss Carryforwards Expiration Period	will expire from 2017 to 2021
PRC Subsidiaries [Member] | Minimum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	3 years
PRC Subsidiaries [Member] | Maximum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	5 years
PRC [Member]
Withholding Income Tax [Abstract]
Lower Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises	5.00%
Higher Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises	10.00%
PRC [Member] | Sinovac Beijing [Member]
Income Taxes Preferential Income Tax Rate	15.00%	15.00%	15.00%
Income Taxes Preferential Income Tax Rate Review Period			3 years
PRC [Member] | PRC Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%